Receivables - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Receivables - Text Details (Detail) [Line Items]
Signify indemnification	€ 76
Trade and other current receivables	4,554	€ 4,035
Current trade receivables	4,280	3,805
Other current receivables	242	203
Credit notes applied to or netted with accounts receivable	50
Current contract assets	247	232
Increase (decrease) driven by timing differences between billing terms and services provided, contract assets	15
Financial assets individually assessed for credit losses [member]
Receivables - Text Details (Detail) [Line Items]
Allowance account for credit losses of financial assets	200	181
Associates [member]
Receivables - Text Details (Detail) [Line Items]
Other current receivables	32	27
Diagnosis & Treatment [Member]
Receivables - Text Details (Detail) [Line Items]
Loans and advances to customers	31	44
Current trade receivables	1,905	1,738
Other US [Member]
Receivables - Text Details (Detail) [Line Items]
Insurance receivables	€ 41	€ 41